Staff costs and average number of employees	12 Months Ended
Sep. 30, 2020
Staff costs and average number of employees
Staff costs and average number of employees

17.  Staff costs and average number of employees

		Nine months
	Year ended	ended
	30 September	30 September
	2020	2019
	£	£
The aggregate remuneration comprised:
Wages and salaries	997,167	296,333
Social security costs	128,219	29,555
Pension costs	94,626	31,911
Share option charge	95,331	8,945
	1,315,343	366,744

The average monthly number of professional employees (including executive directors) during the year was 16 (2019 — 6).

17.  Staff costs and average number of employees (continued)

Total remuneration for key management personnel for 2020 was £986,849 (2019- £382,222). Total pension contributions of key management personnel totalled £92,917 (2019 — £32,065) and is included within the total remuneration for key management personnel. A total of 32,500 (2019: 12,500) share options were granted to key management personnel in the year.

A total of £1,530,132 (2019: £327,565) relating to staff costs was capitalised as relating to development costs within intangibles within the year.

During the year remuneration payable to directors was as follows:

	2020	2019
	£	£
Directors’ remuneration	794,071	382,222

The highest paid Director’s remuneration totalled £295,694 (2019: £160,132).